Employee Benefit Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan [Table]
Employee Benefit Expenses
14. Employee benefit expenses
The components of net periodic cost recognized in selling, general and administrative expenses in our condensed consolidated statements of income consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Service cost	$43	$125	$83	$246
Interest cost	175	182	345	357
Amortization of net actuarial loss	7	22	15	44

Net periodic cost	$225	$329	$443	$647

HMH Holding BV And Subsidiaries [Member]
Defined Benefit Plan [Table]
Employee Benefit Expenses
15. Employee benefit expenses
Pension plans in Germany and Norway
Pension costs represent the future pension entitlement earned by employees in the financial year. In a defined contribution plan, the Company is responsible for paying an agreed contribution to the employee’s pension account. In such a plan, this annual contribution represents the pension cost. In a defined benefit plan, it is the Company’s responsibility to provide a certain pension. The measurement of the cost and the pension liability for such arrangements is subject to actuarial valuations. The main pension liabilities relate to Norway and Germany. The welfare and support fund is closed for new entries. The welfare and support fund is recorded as other non-current liabilities and not as pension.

Pension plans in Germany
The main pension arrangement in Germany is a general pension plan organized by the German Government. This arrangement provides the main general pension entitlement of all Germans. All pension arrangements by employers consequently represent limited additional pension entitlements. German employers are not obliged to provide an employment pension plan.
ATZ (Altersteilzeit)—early retirement arrangement
ATZ is an early retirement arrangement organized by German employers, Trade/Labor Unions in Germany and the German Government. The ATZ plan is providing additional lifelong pensions to employees who retire before the general retirement age, to compensate for the reduction of the ordinary pension entitlements. The employees are given a choice of retirement age, with lower pension at earlier retirement.
The principle that, during the current employment relationship, the work performed by the employee is equivalent to the remuneration paid by the employer (principle of equivalence) and that there is therefore no impact on the balance sheets does not apply in the case of partial retirement.
The backlog of performance in the block model of ATZ represents an obligation on the part of the employer. The employee has already performed work for which such employee has not yet received any remuneration. For the fee to be paid in the release phase, a provision must be made during the work phase and increased pro rata temporis until the release phase is reached.
The estimated contributions expected to be paid to the German plan during 2026 amount to $0.8 million.
Pension plans in Norway
The main pension arrangement in Norway is a general pension plan organized by the Norwegian Government. This arrangement provides the main general pension entitlement of all Norwegian employees. All pension arrangements by employers consequently represent limited additional pension entitlements.
Norwegian employers are obliged to provide an employment pension plan, which can be organized as a defined benefit plan or as a defined contribution plan. The Company’s subsidiaries located in Norway closed the earlier defined benefit plans in 2008 and are now providing defined contribution plans for all employees.
Defined benefit plan
Employees who were 58 years or older in 2008, when the change to the contribution plan took place, are still in the defined benefit plan, which is a funded plan. There are no longer any active employees in this plan. The estimated contributions expected to be paid to the Norwegian plan during 2026 amount to $0.2 million.
Compensation plan
To ensure that the employees were treated fairly on the change to the contribution plan in 2008, the Company introduced a compensation plan. The basis for deciding the compensation amount is the difference between calculated pension capital in the defined benefit plan and the value of the defined benefit plan at the age of 67. The compensation amount will be adjusted annually in accordance with the adjustment of the employees’ pensionable income, and accrued interest according to market interest. If the employee leaves the Company voluntarily before the age of 67, the compensation amount will be reduced.

AFP—early retirement arrangement
AFP is an early retirement arrangement organized by Norwegian employers, the main Labor Union organization in Norway (LO) and the Norwegian Government. The AFP plan provides additional lifelong pensions to employees who retire before the general retirement age, to compensate for the reduction of the ordinary pension entitlements. The employees are given a choice of retirement age, with lower pension at earlier retirement.
The AFP plan exposes the participating entities to actuarial risk associated with employees of other entities with the result that there is no consistent and reliable basis for allocating the obligation, plan assets and costs to individual participating entities. Sufficient information is not available to use defined benefit accounting, and the AFP plan is accounted for as a defined contribution plan
The following table sets forth the accumulated benefit obligation in Norway and Germany as of December 31, 2025 and 2024:

	2025	2024

Change in benefit obligations
Benefit obligation at the beginning of the year	$18,458	$20,174
Service cost	163	492
Interest cost	749	764
Actuarial (gain) loss	(1,740)	124
Benefits paid	(1,457)	(1,419)
Foreign currency translation adjustment	2,354	(1,589)
Other	(91)	(88)

Benefit obligation at the end of the year	$18,436	$18,458

Change in plan assets
Fair value of plan assets at the beginning of year	—	—
Employer contribution	734	712
Benefits paid	(643)	(624)
Other	(91)	(88)
Fair value of plan assets at the end of year	—	—
Funded status—underfunded at the end of year	(18,436)	(18,458)

Accumulated benefit obligation	$(18,436)	$(18,458)

The plan assets are held and managed by Akastor, and obligations are settled on the Company’s behalf.
The amounts recognized in the consolidated balance sheets consisted of the following as of December 31, 2025 and 2024:

	2025	2024

Pension benefits
Current liabilities	$995	$911
Non-current liabilities	17,441	17,547

Net amount recognized	$18,436	$18,458

Information for the plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets consisted of the following as of December 31, 2025 and 2024:

	2025	2024

Pension benefits
Projected benefit obligation	$18,436	$18,458
Accumulated benefit obligation	18,436	18,458

Net periodic cost
The components of net periodic cost recognized in Selling, general and administrative expenses in the consolidated statements of income consisted of the following for the years ended December 31, 2025 and 2024:

Pension benefits	2025	2024
Service cost	$163	$492
Interest cost	749	764
Amortization of net actuarial loss	71	54

Net periodic cost	$983	$1,310

The defined benefit plans are unfunded and consequently there are no pension plan assets held by the Company to be disclosed.
As part of the agreement between Akastor and Baker Hughes at the time of the formation of the Company, Akastor is responsible for all pension liabilities accrued and unsettled pension liabilities pre-October
1, 2021. The Company has booked a receivable towards Akastor for its part of the total pension liability. See Note 18— “Related party transactions—Indemnification asset.”
Defined benefit obligation—actuarial assumptions
The following table sets forth the weighted average assumptions used to determine net periodic cost for these plans for the years ended December 31, 2025 and 2024:

	2025		2024
	Norway	Germany	Norway	Germany
Discount rate	4.5%	3.7%	4.7%	3.1%
Expected long-term return on plan assets	—	—	—	—
Interest crediting rate	4.0%	2.6%	3.5%	2.6%

Accumulated other comprehensive income (loss)
The amount recorded before-tax in accumulated other comprehensive income (loss) related to the Company’s defined benefit plans consisted of the following for the years ended December 31, 2025 and 2024:

	2025	2024
Net actuarial loss (gain)	$(1,811)	$70

The discount rates and other assumptions for Norway in 2025 and 2024 are based on the Norwegian high quality corporate bond rate and recommendations from the Norwegian Accounting Standards Board. It should be expected that fluctuations in the discount rates would also lead to fluctuations in the pension indexations. The total effect of fluctuations in economic assumptions is consequently unlikely to be significant. No net prior service cost was recognized for the years ended December 31, 2025 and 2024.

Assumptions regarding future mortality have been based on published statistics and mortality tables. The current life expectancy after retirement underlying the values of the defined benefit obligation at the reporting date is shown below in years.

	2025		2024
	Norway	Germany	Norway	Germany
Life expectancy of male pensioners after retirement	23.0	21.0	22.8	20.9
Life expectancy of female pensioners after retirement	26.3	24.4	26.1	24.3

Sensitivity analysis
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation as of December 31, 2025 and 2024. Amounts shown below are for the pension plans in Norway.

2025	Change in defined benefit obligation
Change in actuarial assumptions	Increase	Decrease
Discount rate (1% increase/decrease movement)	$7,651	$7,869
Future salary growth (1% increase/decrease movement)	7,760	7,745

2024	Change in defined benefit obligation
Change in actuarial assumptions	Increase	Decrease
Discount rate (1% increase/decrease movement)	$8,412	$8,656
Future salary growth (1% increase/decrease movement)	8,531	8,518

The following table presents the expected benefit payments for pension benefits over the next 10 years. For funded Company sponsored plans, the benefit payments are made by the respective pension trust funds.

Year	Pension benefits
2026	$995
2027	1,047
2028	1,050
2029	998
2030	1,039
2031—2035	5,765

Pension plans outside Norway and Germany
Pension plans outside Norway and Germany are predominately defined contribution plans and include 1,235 employees in 2025 and 1,283 employees in 2024. The cost of the defined contribution plans amounted to $7.2 million and $5.8 million for the years ended December 31, 2025 and 2024, respectively.